Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Federal Funds Sold, Securities Purchased Under Resale Agreements and Other Short-Term Investments
Federal funds sold and securities purchased under resale agreements	$ 24,255	$ 24,880
Interest-earning deposits	18,917	53,433
Other short-term investments	1,195	2,324
Total	$ 44,367	$ 80,637